Victory Ultra Short-Term Bond Fund Expense Example - Victory Ultra Short-Term Bond Fund	Apr. 30, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	1,154
Expense Example, with Redemption, 5 Years	2,218
Expense Example, with Redemption, 10 Years	4,867
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	$ 710